Leases (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Movement in right of use of lease assets and liabilities
The movements in the year ended 31 December 2019 were as follows:

Right-of-use assets	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2019	1,862.5	32.6	1,895.1
Additions	348.1	16.5	364.6
Transfers to net investment in subleases 1	(37.6)	–	(37.6)
Disposals	(31.0)	(0.6)	(31.6)
Depreciation of right-of-use assets	(301.5)	(16.4)	(317.9)
Transfer to disposal group classified as held for sale	(134.4)	(3.7)	(138.1)
31 December 2019	1,706.1	28.4	1,734.5

Lease liabilities	Land and buildings £m	Plant and machinery £m	Total £m
1 January 2019	2,294.4	31.8	2,326.2
Additions	325.9	12.3	338.2
Interest expense related to lease liabilities	101.5	1.2	102.7
Disposals	(27.5)	(0.2)	(27.7)
Repayment of lease liabilities (including interest)	(326.2)	(14.9)	(341.1)
Transfer to disposal group classified as held for sale	(144.7)	(3.9)	(148.6)
31 December 2019	2,223.4	26.3	2,249.7

Summary of Lease Expense charged to operating profit and amounts charged to finance costs
The following table shows the breakdown of the lease expense between amounts charged to operating profit and amounts charged to finance costs:

Continuing operations	2019 £m
Depreciation of right-of-use assets:
Land and buildings	(286.5)
Plant and machinery	(15.1)
Short-term lease expense	(83.8)
Low-value lease expense	(2.9)
Variable lease expense	(74.2)
Sublease income	17.5
Charge to operating profit	(445.0)
Interest expense related to lease liabilities	(99.7)
Charge to profit before taxation for leases	(544.7)

Disclosure of Maturity of lease liabilities
The maturity of lease liabilities at 31 December 2019 were as follows:

2019 £m
Period ending 31 December
2020	385.9
2021	384.0
2022	335.4
2023	283.0
2024	220.5
Later years	1,393.7
3,002.5
Effect of discounting	(752.8)
Lease liability at 31 December 2019	2,249.7
Short-term lease liability	302.2
Long-term lease liability	1,947.5